Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories
NOTE 5:-	INVENTORIES

See also Note 2g.

	December 31,
	2010	2011

Raw materials and components	$12,746	$19,727
Work in progress	8,317	6,190
Finished products *)	35,015	10,298

	$56,078	$36,215

*)  Includes inventory held by customers in the amount of $ 15,082 and $ 654 as of Decemeber 31, 2010 and 2011, respectively.